Share-based payment arrangements - Reconciliation of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares € / shares
Number of options
Number of options outstanding, January 1 (in shares)	236,590	586,590
Number of options forfeited (in shares)	0	0
Number of options exercised (in shares)	0	(350,000)
Number of options granted (in shares)	0	0
Number of options vested (in shares)	236,590	236,590
Number of options outstanding, December 31 (in shares)	236,590	236,590
Weighted average exercise price
Weighted average exercise price of options outstanding, January 1 (in eur per share) | €	€ 7.732	€ 7.495
Weighted average exercise price of options forfeited (in eur per share) | €	0.000	0.000
Weighted average exercise price of options exercised (in eur per share) | €	0.000	7.335
Share price at grant date (in eur per share) | €	0.000	0.000
Weighted average exercise price of options outstanding, December 31 (in eur per share) | €	€ 7.732	€ 7.732
Weighted average exercise price of options vested | € / shares	€ 0.000	€ 0.000